Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Supplemental Cash Flow Information Related to Operating Leases	Supplemental cash flow information related to operating leases was as follows:
Year Ended December 31, 2023
Cash payments for operating leases	$329